Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net Cash Provided by (Used in) Operating Activities
NetIncomeLoss	$ (76,742)	$ (20,630)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Amortization	27,937
Change in Value of Derivative Liabilities	(11,632)
Increase (Decrease) in Operating Capital
Increase (Decrease) in Accrued Liabilities	4,796
Increase (Decrease) in Accounts Payable and Accrued Liabilities	8,063	870
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	29,164	870
Net Cash Provided by (Used in) Operating Activities	(47,578)	(19,760)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property, Plant, and Equipment	(5,392)
Net Cash Provided by (Used in) Investing Activities	(5,392)	0
Net Cash Provided by (Used in) Financing Activities
IncreaseDecreaseInBookOverdrafts	(116)
Proceeds from (Repayments of) Lines of Credit	36,250
Proceeds from (Repayments of) Notes Payable	20,000
Proceeds from (Repayments of) Related Party Debt		20,000
Net Cash Provided by (Used in) Financing Activities	56,134	20,000
Cash and Cash Equivalents, Period Increase (Decrease)	3,164	240
Cash and Cash Equivalents, at Carrying Value	0	0
Cash and Cash Equivalents, at Carrying Value	$ 3,164	$ 240